UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts			02111
(Address of principal executive offices)			(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

CMG ULTRA SHORT TERM BOND FUND
A SERIES OF COLUMBIA FUNDS SERIES TRUST I

Semiannual Report
January 31, 2010

NOT FDIC INSURED NOT BANK ISSUED	May Lose Value No Bank Guarantee

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. The fund is distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Columbia Management Advisors, LLC ("CMA") is an SEC-registered investment advisor and an indirect, wholly owned subsidiary of Bank of America Corporation and is part of Columbia Management.

The views expressed in this report reflect the current views of the portfolio manager. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the portfolio manager disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

CMG ULTRA SHORT TERM BOND FUND
A Series of Columbia Funds Series Trust I
FUND PROFILE

Summary

•  For the six-month period that ended January 31, 2010, CMG Ultra Short Term Bond Fund returned 1.55%. The fund outperformed its benchmark, the Citigroup One-Year U.S. Treasury Bill Index1, which returned 0.57%. However, it underperformed the average return of its peer group, the Lipper Ultra-Short Obligations Funds Classification2, which was 2.24%. During a period in which lower-quality credits tended to outperform Treasury securities and other low-risk investments, the fund's relatively conservative credit profile modestly hampered performance versus its peer group. However, the fund's diversification away from the Treasury market was sufficient to help it outpace its benchmark.

•  The period was characterized by historically low short-term Treasury yields, the result of a zero interest-rate policy initiated by the Federal Reserve Board (the Fed) in late 2008. Throughout 2009, corporations took advantage of prevailing low rates by extending the maturities of their outstanding debt. This resulted in a marked slowdown in the issuance of commercial paper and thereby further reduced the yields from these instruments. In this environment, the fund de-emphasized Treasury and Agency securities and floating-rate notes and invested heavily in corporate bonds (approximately 35% to 40% of net assets) and mortgage and asset-backed securities (approximately 30% of net assets). The fund's decision to devote 10% of net assets to securities with BBB credit ratings aided performance, but we believe that many competing funds took even more aggressive credit positions and were rewarded for doing so.

•  Money-market investors sought higher-yielding short-term investment vehicles during the period, resulting in extraordinary growth in the fund's asset base. This phenomenon had the unwanted temporary effect of artificially raising the fund's cash component as new funds awaited deployment, a lag effect that detracted from the fund's current yield. Once assets were fully invested, the fund maintained a barbell structure in which securities maturing in less than two months were blended with maturities of over a year to produce a neutral duration target of approximately three-quarters of a year. (Duration is a measure of interest-rate sensitivity.)

•  Looking forward, the credit markets remain focused on the Fed and an inevitable move to higher short-term rates. The timing of such a policy shift remains unknown, but in preparation for a possible move by the end of 2010, we have kept the portfolio's duration low

1 The Citigroup One-Year U.S. Treasury Bill Index consists of a single 1-year U.S. Treasury Bill whose return is tracked until its maturity. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2 Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with similar investment objectives as those of the fund. Lipper makes no adjustments for the effect of sales loads.

and have taken steps to provide adequate liquidity should the fund experience withdrawals from investors seeking exposure to different asset classes.

Portfolio Management

Guy C. Holbrook has managed the fund since March 2004 and has been associated with the advisor or its predecessors or affiliate organizations since 1998.

The fund's top ten holdings (as a percentage of net assets), excluding repurchase agreements, as of January 31, 2010 were:

Holdings	(%)
Washington Mutual Master Note Trust, 0.263%, 05/15/2014	2.4
U.S. Treasury Notes, 0.750%, 11/30/2011	1.4
Goldman Sachs Group Inc, 0.458%, 02/06/2012	1.1
Federal Home Loan Mortgage Corp., REMICS, 4.500%, 07/15/2034	1.1
Volkswagen Auto Lease Trust, 3.410%, 04/16/2012	1.1
Yum! Brands, Inc., 8.875%, 04/15/2011	1.0
British Telecommunications PLC, 9.125%, 12/15/2010	1.0
Ford Credit Floorplan Master Owner Trust, 1.882%, 12/15/2014	1.0
Federal National Mortgage Association REMICS, 5.250%, 07/25/2035	1.0
Federal Home Loan Mortgage Corp., REMICS, 5.000%, 10/15/2030	1.0

Holdings are calculated as a percentage of net assets and are subject to change. Because the fund is actively managed, there is no guarantee the fund will continue to maintain the holdings breakdown listed. The fund's holdings and their weights within the portfolio may change as market conditions change.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yields and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Average annual total return as of January 31, 2010 (%)

	Inception	6-month (cumulative)	1-year	5-year	Life
CMG Ultra Short Term Bond Fund	03/08/04	1.55	3.87	2.93	2.59
Citigroup One-Year U.S. Treasury Bill Index		0.57	1.16	3.61	3.12

Average annual total return as of December 31, 2009 (%)

	Inception	6-month (cumulative)	1-year	5-year	Life
CMG Ultra Short Term Bond Fund	03/08/04	1.47	4.18	2.81	2.55
Citigroup One-Year U.S. Treasury Bill Index		0.49	0.89	3.58	3.13

Index performance is from March 8, 2004.

The fund commenced operations on November 23, 2009. The returns shown for periods prior to November 23, 2009 are the returns of CMG Ultra Short Term Bond Fund, the predecessor to the fund and a portfolio of Columbia Funds Institutional Trust.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower. All results shown assume reinvestment of distributions and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The fund's annual operating expense ratios, with and without contractual waivers, as stated in the fund's prospectus that is current as of the date of this report, are 0.25% and 0.29%, respectively, of average annual net assets. Differences in expense ratios disclosed elsewhere in this report may result from the inclusion of fee waivers and expense reimbursements as well as the use of different time periods used in calculating the ratios. The contractual waiver expires 11/30/10.

Performance of a $3,000,000 investment, March 8, 2004 to January 31, 2010

The chart above compares the results of a hypothetical minimum initial $3,000,000 investment in the fund to the index during the stated time period and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

UNDERSTANDING YOUR EXPENSES – CMG Ultra Short Term Bond Fund

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

August 1, 2009 — January 31, 2010

Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
1,000.00	1,000.00	1,015.50	1,023.95	1.27	1.28	0.25

Expenses paid during the period are equal to the annualized expense ratio of 0.25%, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

CMG ULTRA SHORT TERM BOND FUND
A Series of Columbia Funds Series Trust I
FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout Each Period)

	(Unaudited) Six Months Ended January 31,		Year Ended July 31,
	2010 (k)		2009		2008	2007		2006		2005
Net asset value, beginning of period	$9.16		$9.29		$9.59	$9.62		$9.67		$9.88
Income from investment operations:
Net investment income (a)	0.07		0.26		0.43	0.47		0.38		0.24
Net realized and unrealized gain (loss) on investments	0.07		(0.07)		(0.30)	(0.03)		(0.02)		(0.06)
Total from investment operations	0.14		0.19		0.13	0.44		0.36		0.18
Less distributions to shareholders:
From net investment income	(0.13)		(0.32)		(0.43)	(0.47)		(0.41)		(0.36)
Return of capital	-		-		-	-		-	(b)	(0.03)
Total distributions to shareholders	(0.13)		(0.32)		(0.43)	(0.47)		(0.41)		(0.39)
Net asset value, end of period	$9.17		$9.16		$9.29	$9.59		$9.62		$9.67
Total return (c)(d)	1.55	%(e)(f)	2.16%		1.42%	4.62	%(g)	3.84%		1.83%
Ratios to average net assets/ Supplemental data:
Net expenses before interest expense	0.25	%(h)	0.25%		0.25%	0.25%		0.25	%(i)	0.25	%(i)
Interest expense	-	%(h)(j)	-	%(j)	-	-		-		-
Net expenses	0.25	%(h)	0.25%		0.25%	0.25%		0.25	%(i)	0.25	%(i)
Waiver/Reimbursement	0.01	%(h)	0.04%		0.07%	0.06%		0.07%		0.05%
Net investment income	1.58%		2.82%		4.58%	4.88%		3.93	%(i)	2.44	%(i)
Portfolio turnover rate	37	%(e)	103%		69%	108%		48%		75%
Net assets, end of period (000s)	$1,053,328		$338,239		$96,595	$152,793		$89,863		$81,575

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Rounds to less than $0.01 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(g)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(h)  Annualized.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Rounds to less than 0.01%.

(k)  On November 23, 2009, CMG Ultra Short Term Bond Fund, a portfolio of Columbia Funds Institutional Trust, was reorganized into a newly formed series of Columbia Funds Series Trust I, which was also named CMG Ultra Short Term Bond Fund.

See Accompanying Notes to Financial Statements.

CMG ULTRA SHORT TERM BOND FUND
A Series of Columbia Funds Series Trust I
SCHEDULE OF INVESTMENTS

January 31, 2010 (Unaudited)

	Par	Value
Corporate Fixed-Income Bonds & Notes (36.2%)
Basic Materials (0.9%)
Chemicals (0.9%)
EI Du Pont de Nemours & Co. 4.750% 11/15/12	$3,000,000	$3,245,130
Potash Corp. of Saskatchewan, Inc. 7.750% 05/31/11	5,900,000	6,408,798
		9,653,928
Communications (3.8%)
Media (0.6%)
Comcast Corp. 5.500% 03/15/11	1,500,000	1,571,139
Reed Elsevier Capital, Inc. 0.584% 06/15/10 (03/15/10) (a)(b)	2,500,000	2,497,667
Time Warner, Inc. 5.500% 11/15/11	2,000,000	2,136,908
		6,205,714
Telecommunications (3.2%)
BellSouth Corp. 4.750% 11/15/12	4,000,000	4,286,128
British Telecommunications PLC 9.125% 12/15/10	10,000,000	10,720,140
Cellco Partnership/Verizon Wireless Capital LLC 2.869% 05/20/11 (02/20/10) (a)(b)	1,900,000	1,961,609
3.750% 05/20/11	6,000,000	6,201,006
Cisco Systems, Inc. 5.250% 02/22/11	3,000,000	3,141,594
Deutsche Telekom International Finance 5.375% 03/23/11	1,675,000	1,754,037
New Cingular Wireless Services, Inc. 7.875% 03/01/11	925,000	993,659
Telefonica Emisiones SAU 0.609% 02/04/13 (02/04/10) (a)(b)	5,000,000	4,911,650
		33,969,823
		40,175,537

	Par	Value
Consumer Cyclical (1.3%)
Retail (1.3%)
CVS Caremark Corp. 1.756% 09/10/10 (03/10/10) (a)(b)	$1,725,000	$1,740,145
5.750% 08/15/11	1,000,000	1,067,233
Yum! Brands, Inc. 8.875% 04/15/11	10,000,000	10,795,360
		13,602,738
Consumer Non-Cyclical (5.1%)
Agriculture (0.2%)
Altria Group, Inc. 7.125% 06/22/10	2,300,000	2,351,203
Beverages (1.2%)
Anheuser-Busch Companies, Inc. 6.000% 04/15/11	3,500,000	3,700,249
PepsiCo, Inc. 0.281% 07/15/11 (04/15/10) (a)(b)	8,750,000	8,751,304
		12,451,553
Cosmetics/Personal Care (0.2%)
Avon Products, Inc. 5.125% 01/15/11	1,500,000	1,559,625
Procter & Gamble International Funding SCA 0.285% 05/07/10 (02/07/10) (a)(b)	1,000,000	999,528
		2,559,153
Food (1.4%)
Campbell Soup Co. 6.750% 02/15/11	2,000,000	2,127,478
ConAgra Foods, Inc. 6.750% 09/15/11	3,500,000	3,800,527
HJ Heinz Finance Co. 6.000% 03/15/12	1,000,000	1,087,808
6.625% 07/15/11	1,000,000	1,076,490
Kellogg Co. 6.600% 04/01/11	2,000,000	2,127,694
Kraft Foods, Inc. 5.625% 11/01/11	1,000,000	1,066,025

See Accompanying Notes to Financial Statements.

CMG ULTRA SHORT TERM BOND FUND
A Series of Columbia Funds Series Trust I
SCHEDULE OF INVESTMENTS

January 31, 2010 (Unaudited)

	Par	Value
Corporate Fixed-Income Bonds & Notes (continued)
Food (continued)
Safeway, Inc. 6.500% 03/01/11	$2,820,000	$2,977,692
		14,263,714
Healthcare Services (0.2%)
UnitedHealth Group, Inc. 0.433% 06/21/10 (03/21/10) (a)(b)	2,000,000	1,999,946
Pharmaceuticals (1.9%)
Abbott Laboratories 5.600% 05/15/11	3,000,000	3,179,862
Express Scripts, Inc. 5.250% 06/15/12	3,500,000	3,755,195
Merck & Co., Inc. 1.875% 06/30/11	5,000,000	5,061,420
Pfizer, Inc. 4.450% 03/15/12	5,000,000	5,322,865
Wyeth 6.950% 03/15/11	3,000,000	3,196,392
		20,515,734
		54,141,303
Energy (1.6%)
Oil & Gas (0.9%)
Conoco Funding Co. 6.350% 10/15/11	3,000,000	3,272,310
Premcor Refining Group, Inc. 6.125% 05/01/11	1,000,000	1,041,407
Shell International Finance BV 1.300% 09/22/11	4,000,000	4,028,524
Valero Energy Corp. 6.875% 04/15/12	1,000,000	1,097,177
		9,439,418
Oil & Gas Services (0.3%)
Weatherford International, Inc. 5.950% 06/15/12	3,000,000	3,272,082
Pipelines (0.4%)
Kinder Morgan Energy Partners LP 7.125% 03/15/12	3,200,000	3,544,141
		16,255,641

	Par	Value
Financials (18.4%)
Banks (11.4%)
American Express Centurion Bank 5.200% 11/26/10	$1,750,000	$1,812,304
Barclays Bank PLC 2.500% 01/23/13	7,500,000	7,510,650
BB&T Corp. 3.100% 07/28/11	5,300,000	5,420,008
3.850% 07/27/12	2,100,000	2,196,008
Capital One Financial Corp. 5.700% 09/15/11	2,000,000	2,108,848
Citibank N.A. 1.375% 08/10/11 (c)	5,000,000	5,046,535
Citigroup, Inc. 4.125% 02/22/10	850,000	851,274
4.625% 08/03/10	997,000	1,014,829
5.250% 02/27/12	3,500,000	3,677,397
Comerica Bank 0.321% 06/30/10 (02/26/10) (a)(b)	2,000,000	1,994,216
0.412% 08/24/11 (02/24/10) (a)(b)	1,000,000	971,531
Comerica, Inc. 0.419% 07/27/10 (04/27/10) (a)(b)	1,600,000	1,599,091
Commonwealth Bank of Australia 0.579% 11/04/11 (02/04/10) (a)(b)(d)	6,000,000	5,997,906
Deutsche Bank AG/London 2.375% 01/11/13	3,500,000	3,503,063
Deutsche Bank AG/New York NY 0.551% 01/19/12 (04/19/10) (a)(b)	10,000,000	10,000,010
Goldman Sachs Group, Inc. 0.458% 02/06/12 (02/08/10) (a)(b)	12,000,000	11,945,196
ING Bank NV 0.881% 01/13/12 (04/13/10) (a)(b)(d)	10,000,000	9,976,970
JPMorgan Chase & Co. 0.421% 01/17/11 (04/17/10) (a)(b)	1,100,000	1,102,061
4.600% 01/17/11	750,000	776,504

See Accompanying Notes to Financial Statements.

CMG ULTRA SHORT TERM BOND FUND
A Series of Columbia Funds Series Trust I
SCHEDULE OF INVESTMENTS

January 31, 2010 (Unaudited)

	Par	Value
Corporate Fixed-Income Bonds & Notes (continued)
Banks (continued)
Morgan Stanley 0.501% 01/18/11 (04/19/10) (a)(b)	$1,000,000	$1,000,053
1.000% 01/09/12 (04/09/10) (a)(b)	6,500,000	6,438,269
National Australia Bank Ltd. 8.600% 05/19/10	2,000,000	2,048,338
Rabobank Nederland NV 2.650% 08/17/12 (d)	2,850,000	2,904,147
Royal Bank of Canada 2.250% 03/15/13	3,000,000	3,046,917
Royal Bank of Scotland Group PLC 0.514% 03/30/12 (02/26/10) (a)(b)(d)	8,000,000	7,975,960
State Street Bank & Trust Co. 1.850% 03/15/11 (c)	2,650,000	2,688,682
State Street Corp. 2.150% 04/30/12	1,200,000	1,224,587
U.S. Bancorp 2.250% 03/13/12	1,000,000	1,023,465
Union Planters Corp. 4.375% 12/01/10	1,700,000	1,702,387
Wachovia Bank N.A. 7.800% 08/18/10	1,485,000	1,541,577
Wachovia Corp. 1.000% 04/23/12 (04/23/10) (a)(b)	5,000,000	4,951,125
Wells Fargo & Co. 0.489% 08/20/10 (02/22/10) (a)(b)	4,000,000	4,004,036
3.000% 12/09/11	1,000,000	1,037,877
4.625% 08/09/10	1,000,000	1,022,234
		120,114,055
Diversified Financial Services (4.5%)
American Express Credit Corp. 0.381% 10/04/10 (02/04/10) (a)(b)	1,150,000	1,148,848
5.000% 12/02/10	3,515,000	3,625,659
American Express Travel Related Services Co., Inc. 5.250% 11/21/11 (d)	1,900,000	2,001,555
American Honda Finance Corp. 0.421% 03/27/12 (03/29/10) (a)(b)(d)	3,000,000	2,979,057

	Par	Value
Diversified Financial Services (continued)
Bear Stearns Companies LLC 4.500% 10/28/10	$4,000,000	$4,115,432
4.550% 06/23/10	1,000,000	1,013,375
Capital One Bank 5.750% 09/15/10	2,750,000	2,833,253
Caterpillar Financial Services Corp. 4.850% 12/07/12	4,000,000	4,339,528
Credit Suisse USA, Inc. 0.447% 03/02/11 (03/02/10) (a)(b)	4,000,000	4,006,316
6.125% 11/15/11	3,000,000	3,248,709
General Electric Capital Corp. 0.299% 01/26/11 (04/26/10) (a)(b)	1,000,000	1,000,583
0.731% 02/01/11 (02/01/10) (a)(b)	4,977,000	5,000,228
HSBC Finance Corp. 0.485% 08/09/11 (02/09/10) (a)(b)	850,000	838,692
IBM International Group Capital LLC 5.050% 10/22/12	1,500,000	1,636,553
International Lease Finance Corp. 4.875% 09/01/10	2,000,000	1,949,602
National Rural Utilities Cooperative Finance Corp. 5.350% 01/15/11	525,000	543,415
7.250% 03/01/12	2,000,000	2,223,886
PACCAR Financial Corp. 1.950% 12/17/12	4,100,000	4,100,521
Principal Life Global Funding I 6.250% 02/15/12 (d)	1,000,000	1,055,304
		47,660,516
Insurance (2.2%)
Allstate Corp. 6.125% 02/15/12	2,000,000	2,174,106
Berkshire Hathaway Finance Corp. 0.549% 01/11/11 (04/12/10) (a)(b)	1,500,000	1,503,269

See Accompanying Notes to Financial Statements.

CMG ULTRA SHORT TERM BOND FUND
A Series of Columbia Funds Series Trust I
SCHEDULE OF INVESTMENTS

January 31, 2010 (Unaudited)

	Par	Value
Corporate Fixed-Income Bonds & Notes (continued)
Insurance (continued)
Hartford Financial Services Group, Inc. 5.250% 10/15/11	$1,775,000	$1,849,688
MetLife, Inc. 6.125% 12/01/11	3,269,000	3,539,042
Metropolitan Life Global Funding I 0.651% 07/13/11 (04/13/10) (a)(b)(d)	6,400,000	6,397,267
Principal Life Income Funding Trusts 5.300% 12/14/12	5,000,000	5,343,680
Prudential Financial, Inc. 5.100% 12/14/11	1,800,000	1,899,499
		22,706,551
Real Estate Investment Trusts (0.3%)
Duke Realty LP 6.950% 03/15/11	320,000	333,081
Simon Property Group LP 4.875% 08/15/10	2,500,000	2,546,252
		2,879,333
		193,360,455
Industrials (1.3%)
Aerospace & Defense (0.8%)
Boeing Co. 1.875% 11/20/12	5,000,000	5,039,220
United Technologies Corp. 4.375% 05/01/10	1,000,000	1,010,115
6.350% 03/01/11	1,750,000	1,851,488
		7,900,823
Machinery (0.1%)
John Deere Capital Corp. 0.770% 08/19/10 (02/19/10) (a)(b)	1,000,000	1,002,744
Miscellaneous Manufacturing (0.2%)
Tyco International Group SA 6.375% 10/15/11	2,000,000	2,156,308

	Par	Value
Transportation (0.2%)
Burlington Northern Santa Fe Corp. 7.125% 12/15/10	$2,000,000	$2,116,034
		13,175,909
Technology (1.8%)
Computers (1.0%)
International Business Machines Corp. 2.100% 05/06/13	8,000,000	8,059,544
Hewlett-Packard Co. 2.250% 05/27/11	3,000,000	3,058,635
		11,118,179
Office/Business Equipment (0.6%)
Xerox Corp. 7.125% 06/15/10	6,000,000	6,120,732
Software (0.2%)
Oracle Corp. 5.000% 01/15/11	2,000,000	2,075,586
		19,314,497
Utilities (2.0%)
Electric (1.8%)
American Electric Power Co., Inc. 5.375% 03/15/10	2,000,000	2,011,788
Consolidated Edison Co. 7.500% 09/01/10	2,210,000	2,291,814
Detroit Edison Co. 6.125% 10/01/10	4,000,000	4,143,652
Duke Energy Carolinas LLC 4.500% 04/01/10	1,000,000	1,006,498
MidAmerican Energy Holdings Co. 3.150% 07/15/12	1,500,000	1,545,032
Oncor Electric Delivery Co. 6.375% 05/01/12	4,000,000	4,355,316
Southern Co. 5.300% 01/15/12	3,500,000	3,769,384
		19,123,484

See Accompanying Notes to Financial Statements.

CMG ULTRA SHORT TERM BOND FUND
A Series of Columbia Funds Series Trust I
SCHEDULE OF INVESTMENTS

January 31, 2010 (Unaudited)

	Par	Value
Corporate Fixed-Income Bonds & Notes (continued)
Gas (0.2%)
Sempra Energy 7.950% 03/01/10	$2,000,000	$2,011,210
		21,134,694
Total Corporate Fixed-Income Bonds & Notes (Cost of $377,464,183)		380,814,702
Asset-Backed Securities (18.3%)
American Express Issuance Trust 4.020% 01/18/11	3,125,000	3,130,032
AmeriCredit Automobile Receivables Trust 5.420% 08/08/11	419,564	425,981
Americredit Prime Automobile Receivable 1.400% 11/15/12	2,700,000	2,702,983
Bay View Auto Trust 5.010% 06/25/14	42,044	42,363
BMW Vehicle Lease Trust 2.040% 04/15/11	1,647,204	1,656,000
Capital Auto Receivables Asset Trust 5.000% 04/15/11	990,208	997,304
5.020% 09/15/11	3,881,360	3,933,055
Capital One Multi-Asset Execution Trust 4.850% 02/18/14	5,000,000	5,237,644
Centex Home Equity 6.540% 01/25/32 (b)	172,916	20,009
Chase Issuance Trust 0.253% 03/15/13 (02/16/10) (a)(b)	6,968,000	6,954,493
0.683% 09/17/12 (02/16/10) (a)(b)	4,400,000	4,407,261
0.983% 06/15/12 (02/16/10) (a)(b)	2,000,000	2,004,373
4.550% 03/15/13	8,155,000	8,456,073
Chrysler Financial Auto Securitization Trust 1.150% 11/08/11	7,600,000	7,621,515
Citibank Credit Card Issuance Trust 4.750% 10/22/12	8,390,000	8,643,248
5.500% 06/22/12	9,254,000	9,439,213
CitiFinancial Auto Issuance Trust 1.830% 11/15/12 (d)	5,000,000	5,016,819

	Par	Value
CNH Equipment Trust 4.060% 10/17/11	$428,481	$431,499
4.780% 07/16/12	4,129,897	4,206,302
Discover Card Master Trust 1.233% 09/17/12 (02/16/10) (a)(b)	1,000,000	1,000,922
Ford Credit Auto Lease Trust 1.040% 03/15/13 (d)	10,000,000	9,999,236
Ford Credit Auto Owner Trust 2.100% 11/15/11	5,850,000	5,886,022
3.960% 04/15/12	3,876,219	3,945,752
4.280% 05/15/12	6,000,000	6,132,445
5.150% 11/15/11	3,656,680	3,726,268
5.400% 08/15/11	1,955,070	1,981,648
Ford Credit Floorplan Master Owner Trust 1.882% 12/15/14 (02/16/10) (a)(b)(d)	10,000,000	10,048,379
GMAC Mortgage Corp. Loan Trust 6.310% 05/25/36 (02/01/10) (a)(b)	12,037	11,795
Harley-Davidson Motorcycle Trust 2.520% 05/15/12	628,009	632,557
Honda Auto Receivables Owner Trust 1.500% 08/15/11	1,000,000	1,004,760
2.220% 08/15/11	5,922,597	5,957,431
Household Automotive Trust 5.280% 09/19/11	108,195	108,738
5.300% 11/17/11	1,223,285	1,238,023
5.430% 06/17/11	56,873	57,217
Huntington Auto Trust 3.480% 07/15/11 (d)	5,083,822	5,111,848
Hyundai Auto Receivables Trust 5.040% 01/17/12	1,399,984	1,423,146
Nissan Auto Receivables Owner Trust 2.940% 07/15/11	918,879	926,642
3.920% 04/15/11	875,647	882,222
5.030% 05/16/11	2,319,229	2,340,203
Peco Energy Transition Trust 6.520% 12/31/10	5,500,000	5,614,948

See Accompanying Notes to Financial Statements.

CMG ULTRA SHORT TERM BOND FUND
A Series of Columbia Funds Series Trust I
SCHEDULE OF INVESTMENTS

January 31, 2010 (Unaudited)

	Par	Value
Asset-Backed Securities (continued)
Triad Auto Receivables Owner Trust 5.260% 11/14/11	$27,601	$27,642
5.410% 08/12/11	32,174	32,221
TXU Electric Delivery Transition Bond Co. LLC 4.810% 11/17/14	580,332	614,293
USAA Auto Owner Trust 4.160% 04/16/12	3,635,954	3,691,405
4.280% 10/15/12	1,975,178	2,026,421
4.900% 02/15/12	3,819,760	3,866,101
Volkswagen Auto Lease Trust 3.410% 04/16/12	11,000,000	11,324,730
Washington Mutual Master Note Trust 0.263% 05/15/14 (02/16/10) (a)(b)(d)	25,000,000	24,963,633
World Omni Auto Receivables Trust 4.130% 03/15/11	314,691	317,113
5.280% 01/17/12	2,800,745	2,844,664
Total Asset-Backed Securities (Cost of $193,462,768)		193,064,592
Municipal Bonds (12.9%)
Alabama (0.2%)
AL University of Alabama Series 2008 B, LOC: Regions Bank 0.650% 09/01/31 (02/04/10) (a)(b)	2,500,000	2,500,000
Alaska (0.1%)
AK Housing Finance Corp. 0.300% 04/09/10	1,000,000	999,410
California (1.6%)
CA Infrastructure & Economic Development Bank Surtec, Inc., Series 2003 B, LOC: Wells Fargo Bank N.A. 0.280% 04/01/33 (02/04/10) (a)(b)	1,000,000	1,000,000

	Par	Value
California (continued)
CA Metropolitan Water District of Southern California Series 2004 C, SPA: Dexia Credit Local 0.160% 10/01/29 (02/04/10) (a)(b)	$6,000,000	$6,000,000
CA San Jose International Airport 0.300% 02/11/10	7,500,000	7,500,000
CA Santa Rosa Rancheria Tachi Yokut Tribe Enterprise Series 2004, LOC: Bank One N.A. 0.250% 09/01/19 (02/04/10) (a)(b)	860,000	860,000
CA Windsor Oakmont Retirement Investors LLC, Series 1995 A, AMT, Insured: FNMA, LIQ FAC: FNMA 0.240% 08/01/25 (02/04/10) (a)(b)	2,015,000	2,015,000
		17,375,000
Colorado (0.2%)
CO Housing & Finance Authority Series 2004 A-1, SPA: Dexia Credit Local 0.310% 11/01/34 (02/03/10) (a)(b)	660,000	660,000
Series 2007 B-1, SPA: Calyon Bank 0.250% 10/01/38 (02/03/10) (a)(b)	1,500,000	1,500,000
		2,160,000
Florida (0.1%)
FL Orlando & Orange County Expressway Authority Series 2003 D, Insured: AGMC, SPA: Dexia Credit Local 0.200% 07/01/32 (02/04/10) (a)(b)	1,600,000	1,600,000

See Accompanying Notes to Financial Statements.

CMG ULTRA SHORT TERM BOND FUND
A Series of Columbia Funds Series Trust I
SCHEDULE OF INVESTMENTS

January 31, 2010 (Unaudited)

	Par	Value
Municipal Bonds (continued)
Idaho (0.4%)
ID Housing & Finance Association 0.750% 03/03/10	$2,500,000	$2,498,438
Series 2007 F-2, LIQ FAC: Lloyds TSB Bank PLC 0.270% 01/01/39 (02/03/10) (a)(b)	1,345,000	1,345,000
		3,843,438
Illinois (1.4%)
IL Chicago Series 2009, LOC: U.S. Bank N.A. 1.340% 05/31/11 (07/08/10) (a)(b)	1,040,000	1,044,326
IL Municipal Electric Agency Series 2009, 4.160% 02/01/13	750,000	794,843
IL State Series 2010: 2.766% 01/01/12	9,000,000	9,076,680
3.321% 01/01/13	3,500,000	3,546,830
		14,462,679
Kansas (0.1%)
KS Olathe Diamant Boart, Inc., Series 1997 B, LOC: Svenska Handelsbanken 1.230% 03/01/27 (02/04/10) (a)(b)	1,000,000	1,000,000
Kentucky (0.3%)
KY Housing Corp. Series 2007 J, SPA: Lloyds TSB Bank PLC 0.450% 07/01/37 (02/04/10) (a)(b)	2,650,000	2,650,000
Series 2007 O, SPA: Lloyds TSB Bank PLC 0.450% 01/01/38 (02/04/10) (a)(b)	600,000	600,000
		3,250,000

	Par	Value
Louisiana (0.3%)
LA Department of Airport Transportation 0.220% 02/10/10	$2,750,000	$2,749,849
LA Public Facilities Authority Cleco Power LLC, Series 2008, 7.000% 12/01/38 (12/01/11) (a)(b)	500,000	536,920
		3,286,769
Maine (0.5%)
ME Housing Authority Series 2008 E1, SPA: Dexia Credit Local 0.270% 11/15/32 (02/04/10) (a)(b)	5,000,000	5,000,000
Maryland (0.3%)
MD Community Development Administration Series 2006 G, AMT, SPA: State Street Bank & Trust Co. 0.250% 09/01/40 (02/04/10) (a)(b)	2,800,000	2,800,000
Massachusetts (0.8%)
MA Commonwealth Series 2009 D, 3.000% 07/01/11	4,000,000	4,145,960
MA Health & Educational Facilities Authority Suffolk University, Series 2009, 3.190% 07/01/10	1,565,000	1,568,584
MA Housing Finance Agency Series 2009 E, 3.390% 09/01/11	2,675,000	2,735,080
		8,449,624

See Accompanying Notes to Financial Statements.

CMG ULTRA SHORT TERM BOND FUND
A Series of Columbia Funds Series Trust I
SCHEDULE OF INVESTMENTS

January 31, 2010 (Unaudited)

	Par	Value
Municipal Bonds (continued)
Michigan (0.6%)
MI Housing Development Authority Series 2007 G, SPA: Bank of Nova Scotia 0.270% 12/01/38 (02/03/10) (a)(b)	$3,200,000	$3,200,000
MI Wayne County Airport Authority Series 2008 C-1, AMT, LOC: Wachovia Bank N.A. 0.220% 12/01/21 (02/04/10) (a)(b)	2,800,000	2,800,000
		6,000,000
Minnesota (0.3%)
MN Housing Finance Agency Series 2005 C, AMT, SPA: Lloyds TSB Bank PLC 0.230% 01/01/35 (02/04/10) (a)(b)	3,400,000	3,400,000
Mississippi (0.8%)
MS Business Finance Corp. The Pointe at MSU LLC, Series 2009, LOC: Midland States Bank, LOC: FHLB 0.730% 12/01/39 (02/03/10) (a)(b)	6,115,000	6,115,000
MS State Series 2009 B, 0.540% 11/17/10	1,975,000	1,977,172
		8,092,172
New York (1.1%)
NY Dormitory Authority Series 2005 G, 5.080% 03/15/11	4,515,000	4,742,285
NY Mortgage Agency Series 2008, AMT, LOC: Dexia Credit Local 0.300% 10/01/39 (02/03/10) (a)(b)	6,000,000	6,000,000

	Par	Value
New York (continued)
NY New York City Housing Development Corp. 201 Pearl LLC, Series 2006 B, Insured: FNMA, LIQ FAC: FNMA 0.200% 10/15/41 (02/03/10) (a)(b)	$1,050,000	$1,050,000
		11,792,285
North Carolina (0.1%)
NC Rowan County Industrial Facilities & Pollution Control Financing Authority Taylor Clay Products, Inc., Series 2007 B, LOC: Wachovia Bank N.A. 0.280% 04/01/22 (02/04/10) (a)(b)	560,000	560,000
Oregon (0.1%)
OR Housing & Community Services Department Series 2006 C, AMT, SPA: State Street Bank & Trust Co. 0.200% 07/01/36 (02/04/10) (a)(b)	1,600,000	1,600,000
Pennsylvania (0.4%)
PA Chester County Health & Education Facilities Authority Barclay Friends, Series 1996 A, LOC: Wachovia Bank N.A. 0.280% 08/01/25 (02/03/10) (a)(b)	2,765,000	2,765,000

See Accompanying Notes to Financial Statements.

CMG ULTRA SHORT TERM BOND FUND
A Series of Columbia Funds Series Trust I
SCHEDULE OF INVESTMENTS

January 31, 2010 (Unaudited)

	Par	Value
Municipal Bonds (continued)
Pennsylvania (continued)
PA Luzerne County Industrial Development Authority Pennsummit Tabular LLC, Series 2006, LOC: Wachovia Bank N.A. 0.280% 02/01/21 (02/04/10) (a)(b)	$1,200,000	$1,200,000
		3,965,000
Texas (1.1%)
TX Department of Housing & Community Affairs Post Oak East Apartment, Series 2004 B, LIQ FAC: FNMA 0.330% 08/15/37 (02/04/10) (a)(b)	600,000	600,000
Series 2004 A, LIQ FAC: Texas Comptroller of Public Accounts 0.250% 09/01/36 (02/03/10) (a)(b)	3,855,000	3,855,000
TX State Series 2003 I, SPA: Dexia Credit Local 0.220% 06/01/21 (02/03/10) (a)(b)	1,150,000	1,150,000
Series 2004 I-C, SPA: Dexia Credit Local 0.250% 12/01/18 (02/03/10) (a)(b)	4,720,000	4,720,000
Series 2006 E, SPA: Dexia Credit Local 0.250% 12/01/26 (02/03/10) (a)(b)	1,500,000	1,500,000
		11,825,000
Vermont (0.2%)
VT Economic Development Authority 0.350% 03/02/10	2,500,000	2,500,000

	Par	Value
Virgin Islands (0.6%)
VI Virgin Islands Public Finance Authority Series 2009 A2, 3.000% 10/01/11	$6,650,000	$6,750,482
Virginia (0.1%)
VA Arlington County Industrial Development Authority Lee Gardens Housing Corp., Series 2005 B, LIQ FAC: FHLMC 0.450% 02/01/16 (02/04/10) (a)(b)	610,000	610,000
Washington (0.8%)
WA Housing Finance Commission Eagles Landing Apartments: Series 2006 A, AMT, LIQ FAC: FNMA 0.260% 08/15/39 (02/04/10) (a)(b)	3,365,000	3,365,000
Series 2006 B, LIQ FAC: FNMA 0.330% 08/15/39 (02/04/10) (a)(b)	670,000	670,000
Elks-100 LLC, Series 2004 B, LIQ FAC: FNMA 0.330% 01/15/38 (02/04/10) (a)(b)	525,000	525,000
Merrill Gardens Queen Anne, Series 2004 B, LIQ FAC: FNMA 0.300% 09/01/38 (02/04/10) (a)(b)	1,410,000	1,410,000
MWSH Port Orchard LLC, Series 2005 B, LOC: East West Bank, LOC: FHLB 0.280% 03/01/41 (02/01/10) (a)(b)	1,000,000	1,000,000

See Accompanying Notes to Financial Statements.

CMG ULTRA SHORT TERM BOND FUND
A Series of Columbia Funds Series Trust I
SCHEDULE OF INVESTMENTS

January 31, 2010 (Unaudited)

	Par	Value
Municipal Bonds (continued)
Washington (continued)
MWSH Puyallup LLC, Series 2004 B, LOC: East West Bank, LOC: FHLB 0.300% 11/01/40 (02/01/10) (a)(b)	$1,560,000	$1,560,000
		8,530,000
Wisconsin (0.4%)
WI Housing & Economic Development Authority Series 2007 D, SPA: Fortis Bank SA/NV 0.250% 09/01/34 (02/03/10) (a)(b)	3,800,000	3,800,000
Total Municipal Bonds (Cost of $135,786,271)		136,151,859
Collateralized Mortgage Obligations (12.0%)
Agency (11.7%)
Federal Home Loan Mortgage Corp. 5.000% 05/15/26	39,417	39,689
6.000% 09/15/27	2,092,996	2,149,376
Federal Home Loan Mortgage Corp. REMICS 3.850% 04/15/17	5,178,549	5,316,692
3.900% 08/15/30	1,446,353	1,492,292
4.000% 07/15/28	1,000,000	1,038,882
4.500% 11/15/16	63,149	63,794
4.500% 02/15/17	1,018,645	1,049,602
4.500% 09/15/18	6,836,277	7,136,922
4.500% 08/15/22	4,252,872	4,414,787
4.500% 08/15/25	6,226	6,228
4.500% 05/15/29	3,820,269	3,921,028
4.500% 11/15/29	3,824,470	3,921,436
4.500% 07/15/34	11,156,759	11,572,036
4.750% 05/15/31	2,857,391	2,945,060
5.000% 11/15/15	14,449	14,499
5.000% 02/15/16	98,391	99,307
5.000% 01/15/18	6,555,220	6,820,576
5.000% 05/15/22	5,757,357	6,001,689
5.000% 08/15/25	193,033	195,972
5.000% 11/15/29	3,004,940	3,092,483
5.000% 10/15/30	9,514,853	9,989,795

	Par	Value
Agency (continued)
5.500% 01/15/22	$6,971,120	$7,174,967
5.500% 11/15/26	8,587,152	8,805,688
5.500% 07/15/27	6,699,948	6,865,807
Federal National Mortgage Association REMICS 4.500% 09/25/16	993,295	1,029,247
4.500% 07/25/21	2,604,872	2,673,671
4.500% 02/25/28	1,692,758	1,702,164
5.250% 07/25/35	9,568,524	10,025,676
5.500% 11/25/26	299,319	305,554
6.000% 02/25/27	4,980,302	5,100,536
6.000% 01/25/29	2,400,028	2,518,177
6.000% 12/25/29	5,886,581	5,990,844
		123,474,476
Non-Agency (0.3%)
Axon Financial Funding Ltd. 5.960% 04/04/17 (b)(d)(e)(f)(g)	1,750,000	875
Bear Stearns Alt-A Trust 0.451% 12/25/46 (02/25/10) (a)(b)	557,787	53,810
Granite Master Issuer PLC 0.393% 12/17/54 (02/17/10) (a)(b)(g)	750,000	386,250
Indymac Index Mortgage Loan Trust 0.471% 04/25/37 (02/25/10) (a)(b)	264,605	30,676
JPMorgan Mortgage Trust 5.500% 04/25/36	181,850	177,170
Kildare Securities Ltd. 0.316% 12/10/43 (03/10/10) (a)(b)(d)	610,934	578,895
Leek Finance PLC 0.363% 12/21/38 (03/21/10) (a)(b)(d)	1,312,350	1,201,027
WAMU Trust 4.825% 10/25/35 (02/01/10) (a)(b)	322,186	312,447
		2,741,150
Total Collateralized Mortgage Obligations (Cost of $129,377,084)		126,215,626

See Accompanying Notes to Financial Statements.

CMG ULTRA SHORT TERM BOND FUND
A Series of Columbia Funds Series Trust I
SCHEDULE OF INVESTMENTS

January 31, 2010 (Unaudited)

	Par	Value
Government & Agency Obligations (5.7%)
Foreign Government Obligations (0.9%)
African Development Bank 0.499% 03/23/11 (03/23/10) (a)(b)	$8,000,000	$7,986,800
Inter-American Development Bank 1.500% 06/23/11	500,000	505,082
Svensk Exportkredit AB 4.000% 06/15/10	500,000	506,943
		8,998,825
U.S. Government Agencies (1.5%)
Federal Farm Credit Bank 2.750% 05/04/10	1,000,000	1,006,738
Federal Home Loan Bank 3.375% 10/20/10	2,500,000	2,553,617
3.375% 06/24/11	6,000,000	6,208,464
Federal Home Loan Mortgage Corp. 3.500% 05/05/11	6,000,000	6,202,332
		15,971,151
U.S. Government Obligations (3.3%)
U.S. Treasury Notes 0.750% 11/30/11	15,000,000	15,004,095
0.875% 03/31/11	3,000,000	3,017,577
0.875% 05/31/11	6,000,000	6,035,628
1.000% 07/31/11	8,000,000	8,055,312
1.375% 05/15/12	3,000,000	3,025,314
		35,137,926
Total Government & Agency Obligations (Cost of $59,956,904)		60,107,902
Mortgage-Backed Securities (0.1%)
Federal Home Loan Mortgage Corp. 2.908% 02/01/36 (02/01/10) (a)(b)	774,752	788,694
Federal National Mortgage Association 3.916% 03/01/34 (02/01/10) (a)(b)	401,555	415,293
Total Mortgage-Backed Securities (Cost of $1,172,685)		1,203,987

	Par	Value
Short-Term Obligations (17.5%)
Certificates Of Deposit (3.8%)
Allied Irish Banks PLC/New York NY 0.600% 04/15/10	$10,000,000	$10,007,380
Dexia Delaware LLC 0.160% 02/01/10	10,000,000	10,000,000
Rabobank USA Financial Corp. 0.100% 02/01/10	10,000,000	10,000,000
Societe Generale North America, Inc. 0.140% 02/01/10	10,000,000	10,000,000
		40,007,380
Commercial Paper (11.9%)
Atlantic Asset Securitization 0.120% 02/01/10	10,000,000	10,000,000
Barton Capital Corp. 0.130% 02/01/10	10,000,000	10,000,000
Chariot Funding LLC 0.120% 02/05/10	10,000,000	9,999,867
Citibank Credit Card Issuance Trust 0.150% 02/01/10	10,000,000	10,000,000
Consolidated Edison Co. 0.220% 02/03/10	5,000,000	4,999,939
Eaton Corp. 0.250% 02/17/10	5,000,000	4,999,445
Falcon Asset Securitization Co. LLC 0.140% 02/02/10	10,000,000	9,999,961
FCAR Owner Trust 0.350% 02/12/10	1,300,000	1,299,861
0.250% 02/25/10	1,500,000	1,499,750
0.250% 03/01/10	4,000,000	3,999,222
Governor & Co. of the Bank of Ireland 0.600% 04/21/10	10,000,000	10,007,970
Kraft Foods, Inc. 0.190% 02/05/10	5,000,000	4,999,894
Matchpoint Master Trust 0.295% 05/25/10	6,500,000	6,491,433
0.120% 02/01/10	3,500,000	3,500,000
Starbird Funding Corp. 0.120% 02/01/10	10,000,000	10,000,000

See Accompanying Notes to Financial Statements.

CMG ULTRA SHORT TERM BOND FUND
A Series of Columbia Funds Series Trust I
SCHEDULE OF INVESTMENTS

January 31, 2010 (Unaudited)

	Par	Value
Short-Term Obligations (continued)
Commercial Paper (continued)
Time Warner Cable 0.190% 02/24/10	$5,000,000	$4,999,393
Total Fina Elf Cap. 0.080% 02/01/10	6,300,000	6,300,000
Toyota Motor Credit Corp. 0.200% 03/18/10	2,000,000	1,999,500
UBS Finance (Delaware) 0.070% 02/05/10	10,000,000	9,999,922
		125,096,157
U.S. Government Agencies (1.5%)
Federal Home Loan Bank (h) 02/19/10	15,000,000	14,999,550
1.040% 03/03/10	1,000,000	999,134
		15,998,684
U.S. Government Obligations (0.3%)
U.S. Treasury Bills 0.664% 03/11/10	3,000,000	2,997,897
Repurchase Agreement (0.0%)
Repurchase agreement with Fixed Income Clearing Corp., dated 01/29/10, due 02/01/10 at 0.040%, collateralized by a U.S. Government Agency obligation maturing 03/30/10, market value $196,708 (repurchase proceeds $190,001)	190,000	190,000
Total Short-Term Obligations (Cost of $184,277,466)		184,290,118
Total Investments (102.7%) (Cost of $1,081,497,361) (i)		1,081,848,786
Other Assets & Liabilities, Net (-2.7)%		(28,520,829)
Net Assets (100.0%)		$1,053,327,957

Notes to Schedule of Investments:

(a)  Parenthetical date represents the next interest rate reset date for the security.

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate at January 31, 2010.

(c)  Security is guaranteed by the Federal Deposit Insurance Corporation.

(d)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2010, these securities, which are not illiquid except for the following, amounted to $96,208,878, which represents 9.1% of net assets.

Security	Acquisition Date	Par	Cost	Value
Axon Financial Funding Ltd., 5.960% 04/04/17	04/04/07	$1,750,000	$1,750,000	$875

(e)  The issuer is in default of certain debt covenants. Income is not being accrued. At January 31, 2010, the value of this security amounted to $875, which represents less than 0.1% of net assets.

(f)  Security issued by a structured investment vehicle.

(g)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2010, the value of these securities amounted to $387,125, which represents less than 0.1% of net assets.

(h)  Zero coupon bond.

(i)  Cost for federal income tax purposes is $1,084,326,296.

See Accompanying Notes to Financial Statements.

CMG ULTRA SHORT TERM BOND FUND
A Series of Columbia Funds Series Trust I
SCHEDULE OF INVESTMENTS

January 31, 2010 (Unaudited)

The following table summarizes the inputs used, as of January 31, 2010, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Corporate Fixed-Income Bonds & Notes	$-	$380,814,702	$-	$380,814,702
Total Asset-Backed Securities	-	193,064,592	-	193,064,592
Total Municipal Bonds	-	136,151,859	-	136,151,859
Collateralized Mortgage Obligations
Agency	-	123,474,476	-	123,474,476
Non-Agency	-	2,740,275	875	2,741,150
Total Collateralized Mortgage Obligations	-	126,214,751	875	126,215,626
Government & Agency Obligations
Foreign Government Obligations	-	8,998,825	-	8,998,825
U.S. Government Agencies	-	15,971,151	-	15,971,151
U.S. Government Obligations	35,137,926	-	-	35,137,926
Total Government & Agency Obligations	35,137,926	24,969,976	-	60,107,902
Total Mortgage-Backed Securities	-	1,203,987	-	1,203,987
Short-Term Obligations
Certificates of Deposit	-	40,007,380	-	40,007,380
Commercial Paper	-	125,096,157	-	125,096,157
U.S. Government Agencies	-	15,998,684	-	15,998,684
U.S. Government Obligations	2,997,897	-	-	2,997,897
Repurchase Agreement	-	190,000	-	190,000
Total Short-Term Obligations	2,997,897	181,292,221	-	184,290,118
Total Investments	$38,135,823	$1,043,712,088	$875	$1,081,848,786

The following table reconciles asset balances for the six month period ending January 31, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of July 31, 2009	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers into (out of) Level 3	Balance as of January 31, 2010
Collateralized Mortgage Obligations Non-Agency	$130,000	$-	$-	$257,125	$-	$(386,250)	$875

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributed to securities owned at January 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $16,625. This amount is included in net changes in unrealized appreciation (depreciation) on the Statement of Changes in Net Assets.

See Accompanying Notes to Financial Statements.

CMG ULTRA SHORT TERM BOND FUND
A Series of Columbia Funds Series Trust I
SCHEDULE OF INVESTMENTS

January 31, 2010 (Unaudited)

For more information on valuation inputs, and their aggregation into the levels used in the tables above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At January 31, 2010, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Corporate Fixed-Income Bonds & Notes	36.2
Asset-Backed Securities	18.3
Municipal Bonds	12.9
Collateralized Mortgage Obligations	12.0
Government & Agency Obligations	5.7
Mortgage-Backed Securities	0.1
85.2
Short-Term Obligations	17.5
Other Assets & Liabilities, Net	(2.7)
100.0

Acronym	Name
AGMC	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

REMICS	Real Estate Mortgage Investment Conduits

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

CMG ULTRA SHORT TERM BOND FUND
A Series of Columbia Funds Series Trust I
STATEMENT OF ASSETS AND LIABILITIES

January 31, 2010 (Unaudited)

ASSETS:
Total investments, at cost	$1,081,497,361
Total investments, at value	$1,081,848,786
Cash	25,017
Receivable for:
Investments sold	42,216,021
Fund shares sold	8,534,980
Interest	5,015,589
Foreign tax reclaims	8,524
Expense reimbursement due from investment advisor	8,825
Trustees' deferred compensation plan	15,744
Total Assets	1,137,673,486
LIABILITIES:
Payable for:
Investments purchased	77,894,967
Fund shares repurchased	4,146,706
Distributions	2,058,418
Investment advisory fee	203,940
Trustees' fees	383
Audit fee	24,582
Trustees' deferred compensation plan	15,744
Other liabilities	789
Total Liabilities	84,345,529
NET ASSETS	$1,053,327,957
NET ASSETS CONSIST OF:
Paid-in capital	$1,061,511,715
Overdistributed net investment income	(5,008,641)
Accumulated net realized loss	(3,526,542)
Net unrealized appreciation on investments	351,425
NET ASSETS	$1,053,327,957
Shares of capital stock outstanding	114,914,886
Net asset value, offering and redemption price per share	$9.17

On November 23, 2009, the Predecessor Fund was reorganized into the Fund.

See Accompanying Notes to Financial Statements.

CMG ULTRA SHORT TERM BOND FUND
A Series of Columbia Funds Series Trust I
STATEMENT OF OPERATIONS

For the Six Months Ended January 31, 2010 (Unaudited)

INVESTMENT INCOME:
Interest	$6,729,988
Total Investment Income	6,729,988
Expenses:
Investment advisory fee	912,794
Trustees' fees	13,737
Audit fee	20,932
Other expenses	602
Expenses before interest expense	948,065
Interest expense	113
Total Expenses	948,178
Fees waived or expenses reimbursed by investment advisor	(35,271)
Net Expenses	912,907
Net Investment Income	5,817,081
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	996,870
Net realized loss on violation of investment restriction (See Note 9)	(23,515)
Reimbursement of realized loss on violation of investment restriction (See Note 9)	23,515
Net realized gain	996,870
Net change in unrealized appreciation (depreciation) on investments	3,359,072
Net Gain	4,355,942
NET INCREASE RESULTING FROM OPERATIONS	$10,173,023

See Accompanying Notes to Financial Statements.

CMG ULTRA SHORT TERM BOND FUND
A Series of Columbia Funds Series Trust I
STATEMENT OF CHANGES IN NET ASSETS

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended January 31, 2010 (a)	Year Ended July 31, 2009
Operations:
Net investment income	$5,817,081	$3,925,183
Net realized gain (loss) on investments	996,870	(517,491)
Net change in unrealized appreciation (depreciation) on investments	3,359,072	153,906
Net increase resulting from operations	10,173,023	3,561,598
Distributions to shareholders:
From net investment income	(10,315,316)	(4,719,238)
Net Capital Stock Transactions	715,231,739	242,801,133
Total increase in net assets	715,089,446	241,643,493
NET ASSETS:
Beginning of period	338,238,511	96,595,018
End of period	$1,053,327,957	$338,238,511
Overdistributed net investment income at end of period	$(5,008,641)	$(510,406)

Capital Stock Activity

	(Unaudited) Six Months Ended January 31, 2010 (a)		Year Ended July 31, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Subscriptions	111,016,620	1,018,078,564	35,703,127	326,523,221
Distributions reinvested	67,642	620,212	15,601	142,256
Redemptions	(33,094,222)	(303,467,037)	(9,189,644)	(83,864,344)
Net increase	77,990,040	715,231,739	26,529,084	242,801,133

(a)  On November 23, 2009, the Predecessor Fund was reorganized into the Fund. The financial information of the Fund's shares includes the financial information of the Predecessor Fund's shares.

See Accompanying Notes to Financial Statements.

CMG ULTRA SHORT TERM BOND FUND
A Series of Columbia Funds Series Trust I
NOTES TO FINANCIAL STATEMENTS

January 31, 2010 (Unaudited)

Note 1.  Organization

CMG Ultra Short Term Bond Fund (the "Fund"), a series of Columbia Funds Series Trust I (the "Trust"), is a diversified portfolio. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

Shares of the Fund are available for purchase by institutional investors investing directly in the Fund, by institutional investors investing in the Fund as an advisory client of Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, and by institutional investors investing in the Fund as an advisory client of Bank of America, N.A. Please see the Fund's prospectus for further details, including applicable investment minimums.

On November 23, 2009, the Fund acquired all of the assets and liabilities of CMG Ultra Short Term Bond Fund (the "Predecessor Fund"), a portfolio of Columbia Funds Institutional Trust, pursuant to a reorganization. The reorganization qualified as a tax-free exchange for federal income tax purposes.

As part of the reorganization, shares of the Predecessor Fund were exchanged for shares of the Fund on a share for share basis. After the reorganization, the financial information of the Fund's shares includes the financial information of the Predecessor Fund's shares. The Predecessor Fund was organized as a separate portfolio of Columbia Funds Institutional Trust, a Massachusetts business trust that was registered under the 1940 Act as an open-end management investment company. The Fund is continuing the business, including carrying forward the financial and performance history, of the Predecessor Fund.

Investment objectives. The Fund seeks a high level of current income consistent with the maintenance of liquidity and the preservation of capital.

Fund shares. The Trust may issue an unlimited number of shares of beneficial interest which are offered continuously at net asset value.

Note 2.  Significant accounting policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security valuation. Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

CMG ULTRA SHORT TERM BOND FUND
A Series of Columbia Funds Series Trust I
NOTES TO FINANCIAL STATEMENTS

January 31, 2010 (Unaudited)

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1–quoted prices in active markets for identical securities

•  Level 2–prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3–prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security transactions. Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase agreements. The Fund may engage in repurchase agreement transactions with institutions that Columbia has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income recognition. Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses. General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

CMG ULTRA SHORT TERM BOND FUND
A Series of Columbia Funds Series Trust I
NOTES TO FINANCIAL STATEMENTS

January 31, 2010 (Unaudited)

Federal income tax status. The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no provision is made for federal income or excise taxes.

Distributions to shareholders. Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification. In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3.  Federal tax information

The tax character of distributions paid during the year ended July 31, 2009 was as follows:

Distributions paid from:
Ordinary income*	$4,719,238
Long-term capital gains	-

*For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at January 31, 2010, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$3,110,203
Unrealized depreciation	(5,587,713)
Net unrealized depreciation	$(2,477,510)

The following capital loss carryforwards, determined as of July 31, 2009, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2012	$29,640
2013	47,961
2014	627,248
2015	685,751
2016	213,699
2017	2,249,159
Total	$3,853,458

CMG ULTRA SHORT TERM BOND FUND
A Series of Columbia Funds Series Trust I
NOTES TO FINANCIAL STATEMENTS

January 31, 2010 (Unaudited)

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4.  Fees and compensation paid to affiliates

Investment advisory fee. Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory, administrative and other services to the Fund. In rendering investment advisory services to the Fund, Columbia may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of Columbia. The Fund's investment advisory fee is a unified fee. Columbia, out of the unified fee it receives from the Fund, pays all accounting fees, legal fees, transfer agent fees, custody fees, expenses of the Chief Compliance Officer, the commitment fee for the line of credit (see Note 6) and miscellaneous expenses of the Fund. The unified fee does not include brokerage fees, taxes, fees and expenses of the independent Trustees (including legal counsel fees), audit fees, interest expense associated with any borrowings by the Fund or extraordinary expenses, if any. The unified fee is paid monthly to Columbia at the annual rate of 0.25% of the Fund's average daily net assets.

Bank of America, N.A., an indirect parent company of Columbia, entered into an agreement dated September 29, 2009 to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. The transaction ("Transaction") includes the sale of the part of the asset management business that advises long-term mutual funds, including the Fund. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010.

Pricing and bookkeeping fees. The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank and Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. The pricing and bookkeeping fees for the Fund are payable by Columbia.

Transfer agent fee. Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The transfer agent fees for the Fund are payable by Columbia. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund or Columbia.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due the Transfer

CMG ULTRA SHORT TERM BOND FUND
A Series of Columbia Funds Series Trust I
NOTES TO FINANCIAL STATEMENTS

January 31, 2010 (Unaudited)

Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.

Fee waivers and expense reimbursements. Columbia has contractually agreed to bear a portion of the Fund's expenses through November 30, 2010, so that the Fund's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.25% of the Fund's average daily net assets. There is no guarantee that this arrangement will continue after November 30, 2010.

Fees paid to officers and trustees. All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, is charged its pro-rata share of the expenses associated with the Chief Compliance Officer. The expenses of the Chief Compliance Officer charged to the Fund are payable by Columbia.

The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5.  Portfolio information

For the six month period ended January 31, 2010, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Fund were $816,833,476 and $225,700,555, respectively, of which $151,265,329 and $34,671,032, respectively, were U.S. Government securities.

Note 6.  Line of credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Effective October 15, 2009, interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.15% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets.

Prior to October 15, 2009, interest was charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum were accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended January 31, 2010, the average daily loan balance outstanding on days where borrowing existed was $2,800,000 at a weighted average interest rate of 0.727%.

CMG ULTRA SHORT TERM BOND FUND
A Series of Columbia Funds Series Trust I
NOTES TO FINANCIAL STATEMENTS

January 31, 2010 (Unaudited)

Note 7.  Shares of beneficial interest

As of January 31, 2010, 100.0% of the Fund's shares outstanding were beneficially owned by one participant account over which BOA and/or any of its affiliates had either sole or joint investment discretion.

Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 8.  Significant risks and contingencies

Asset-backed securities risk. The value of asset-backed securities may be affected by, among other factors, changes in interest rates, the market's assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, factors concerning the interests in and structure of the issuer or the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility.

Mortgage-backed securities risk. The value of mortgage-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the quality of underlying assets or the market's assessment thereof. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility.

Legal proceedings. CMG Ultra Short Term Bond Fund is not named as a party to any of the regulatory proceedings or litigation described below. Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $140 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $140 million in settlement amounts described above has been substantially distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

CMG ULTRA SHORT TERM BOND FUND
A Series of Columbia Funds Series Trust I
NOTES TO FINANCIAL STATEMENTS

January 31, 2010 (Unaudited)

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia"), Columbia Funds Distributor, Inc. (now named Columbia Management Distributors, Inc.) (the "Distributor"), the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

Note 9.  Other

During the six months ended January 31, 2010, the Fund purchased a security in violation of investment restrictions and experienced a realized loss of $23,515. Columbia reimbursed the Fund for the loss.

BOARD CONSIDERATION AND APPROVAL OF
ADVISORY AGREEMENTS

The Advisory Fees and Expenses Committee of the Board of Trustees meets several times annually to review the advisory agreements (collectively, the "Agreements") of the funds for which the Trustees serve as trustees (each a "fund") and to determine whether to recommend that the full Board approve the continuation of the Agreements for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements. In addition, the full Board, including the Independent Trustees, considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with senior management of the funds and Columbia, the funds' investment adviser, including the senior manager of each investment area within Columbia. Through the Board's Investment Oversight Committees, Trustees also meet with selected fund portfolio managers, research analysts and traders at various times throughout the year.

The Trustees receive and review all materials that they, their legal counsel or Columbia believe to be reasonably necessary for the Trustees to evaluate the Agreements and to determine whether to approve the continuation of the Agreements. Those materials generally include, among other items, (i) information on the investment performance of each fund relative to the performance of peer groups of mutual funds and the fund's performance benchmarks, and additional information assessing performance on a risk-adjusted basis, (ii) information on each fund's advisory fees and other expenses, including information comparing the fund's expenses to those of peer groups of mutual funds and information about any applicable expense caps and fee "breakpoints," (iii) information about the profitability of the Agreements to Columbia, including potential "fall-out" or ancillary benefits that Columbia and its affiliates may receive as a result of their relationships with the funds and (iv) information obtained through Columbia's response to a questionnaire prepared at the request of the Trustees by counsel to the funds and independent legal counsel to the Independent Trustees. The Trustees also consider other information such as (v) Columbia's financial results and financial condition, (vi) each fund's investment objective and strategies and the size, education and experience of Columbia's investment staffs and their use of technology, external research and trading cost measurement tools, (vii) the allocation of the funds' brokerage and the use of "soft" commission dollars to pay for research products and services, (viii) Columbia's resources devoted to, and its record of compliance with, the funds' investment policies and restrictions, policies on personal securities transactions and other compliance policies and legal and regulatory requirements, (ix) Columbia's response to various legal and regulatory proceedings since 2003 and to the recent period of volatility in the securities markets and (x) the economic outlook generally and for the mutual fund industry in particular. In addition, the Advisory Fees and Expenses Committee confers with the funds' independent fee consultant and reviews materials relating to the funds' relationships with Columbia provided by the independent fee consultant. Throughout the process, the Trustees have the opportunity to ask questions of and to request additional materials from Columbia and to consult with the independent fee consultant and independent legal counsel to the Independent Trustees.

The Board of Trustees most recently approved the continuation of the Agreements at its October, 2009 meeting, following meetings of the Advisory Fees and Expenses Committee held in December, 2008 and February, May, June, August, September and October, 2009. In considering whether to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, did not identify any single factor as determinative, and each weighed various factors as he or she deemed appropriate. The Trustees considered the following matters in connection with their approval of the continuation of the Agreements:

The nature, extent and quality of the services provided to the funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by Columbia and its affiliates to the funds and the resources dedicated to the funds by Columbia and its affiliates. Among other things, the Trustees considered (i) Columbia's ability (including its personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes) to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals; (ii) the portfolio management services provided by those investment professionals; and (iii) the trade execution services provided on behalf of the funds. For each fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services. After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the continuation of the Agreements.

Investment performance of the funds and Columbia. The Trustees reviewed information about the performance of each fund over various time periods, including information prepared by an independent third-party data provider that compared the performance of each fund to the performance of peer groups of mutual funds and performance benchmarks. The Trustees also reviewed a description of the third party's methodology for identifying each fund's peer group for purposes of performance and expense comparisons. The Trustees also considered additional information that the Advisory Fees and Expenses Committee requested from Columbia relating to funds that presented relatively weaker performance and/or relatively higher fees or expenses. In the case of each fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Trustees concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the fund's Agreements. Those factors varied from fund to fund, but included one or more of the following: (i) that the fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the fund's investment strategy and policies and that the fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the fund's investment strategy; (iii) that the fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; (iv) that Columbia had taken or was taking steps designed to help improve the fund's investment performance, including, but not limited to, replacing portfolio managers or modifying investment strategies; and (v) that Columbia proposed to waive advisory fees or cap the expenses of the fund.

The Trustees noted that, through April 30, 2009, CMG Ultra Short Term Bond Fund's performance was in the second quintile (where the best performance would be in the first quintile) for the one-, three-, five- and ten-year periods, of the peer group selected by an independent third-party data provider for purposes of performance comparisons.

The Trustees also considered Columbia's performance and reputation generally, the funds' performance as a fund family generally, and Columbia's historical responsiveness to Trustee concerns about performance and Columbia's willingness to take steps intended to improve performance. After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of each fund and Columbia was sufficient, in light of other considerations, to warrant the continuation of the Agreement(s) pertaining to that fund.

The costs of the services provided and profits realized by Columbia and its affiliates from their relationships with the funds. The Trustees considered the fees charged to the funds for advisory services as well as the total expense levels of the funds. That information included comparisons (provided by management and by an independent third-party data provider) of each fund's advisory fees and total expense levels to those of the fund's peer groups and information about the advisory fees charged by Columbia to comparable institutional accounts. In considering the fees charged to those accounts, the Trustees took into account, among other things, management's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for Columbia, and the additional resources required to manage mutual funds effectively. In evaluating each fund's advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the fund. The Trustees considered existing advisory fee breakpoints, and Columbia's use of advisory fee waivers and expense caps, which benefited a number of the funds. The Trustees also noted management's stated justification for the fees charged to the funds, which included information about the investment performance of the funds and the services provided to the funds.

The Trustees considered that CMG Ultra Short Term Bond Fund's total expenses and actual management fees were in the first quintile (where the lowest fees and expenses would be in the first quintile) of the peer group selected by an independent third-party data provider for purposes of expense comparisons.

The Trustees also considered the compensation directly or indirectly received by Columbia and its affiliates from their relationships with the funds. The Trustees reviewed information provided by management as to the profitability to Columbia and its affiliates of their relationships with each fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Trustees also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the relevant funds, the expense level of each fund, and whether Columbia had implemented breakpoints and/or expense caps with respect to the fund.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each fund, and the related profitability to Columbia and its affiliates of their relationships with the fund, supported the continuation of the Agreement(s) pertaining to that fund.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision by Columbia of services to each fund, to groups of related funds, and to Columbia's investment advisory clients as a whole and whether those economies were shared with the funds through breakpoints in the investment advisory fees or other means, such as fee waivers/expense reductions and additional investments by Columbia in investment, trading and compliance resources. The Trustees noted that many of the funds benefited from breakpoints, fee waivers/expense caps, or both. In considering those issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to Columbia and its affiliates of their relationships with the funds, as discussed above.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the funds supported the continuation of the Agreements.

Other Factors. The Trustees also considered other factors, which included but were not limited to the following:

■  the extent to which each fund had operated in accordance with its investment objective and investment restrictions, the nature and scope of the compliance programs of the funds and Columbia and the compliance-related resources that Columbia and its affiliates were providing to the funds;

■  the nature, quality, cost and extent of administrative and shareholder services overseen and performed by Columbia and its affiliates, both under the Agreements and under separate agreements for the provision of transfer agency and administrative services;

■  so-called "fall-out benefits" to Columbia and its affiliates, such as the engagement of its affiliates to provide distribution, brokerage and transfer agency services to the funds, and the benefits of research made available to Columbia by reason of brokerage commissions generated by the funds' securities transactions, as well as possible conflicts of interest associated with those fall-out and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor those possible conflicts of interest; and

■  the report provided by the funds' independent fee consultant, which included information about and analysis of the funds' fees, expenses and performance.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel and the independent fee consultant, the Trustees, including the Independent Trustees, approved the continuance of each of the Agreements through October 31, 2010.

SUMMARY OF MANAGEMENT FEE EVALUATION BY
INDEPENDENT FEE CONSULTANT

[EXCERPTS FROM:] REPORT OF INDEPENDENT FEE CONSULTANT TO THE FUNDS SUPERVISED BY THE COLUMBIA ATLANTIC BOARD

Prepared Pursuant to the February 9, 2005 Assurance of Discontinuance among the Office of Attorney General of New York State, Columbia Management Advisors, LLC, and Columbia Management Distributors, Inc. November 6, 2009

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC ("CMA") and Columbia Management Distributors, Inc.1 ("CMDI") agreed to the New York Attorney General's Assurance of Discontinuance ("AOD"). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund ("Columbia Fund" and, together with some or all of such funds, the "Columbia Funds") only if the Independent Members of the Columbia Fund's Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant ("IFC") who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the "Atlantic Funds" (together with the other members of that Board, the "Trustees") retained me as IFC for the Atlantic Funds.2 In this capacity, I have prepared the fifth annual written evaluation of the fee negotiation process. As was the case with the 2007 and 2008 reports, my immediate predecessor as IFC, John Rea, provided invaluable assistance in the preparation of this year's report.

A. Role of the Independent Fee Consultant

The AOD charges the IFC with "managing the process by which proposed management fees ... to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms' length and reasonable and consistent with this Assurance of Discontinuance." The AOD also provides that CMA "may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees ... using ... an annual independent written evaluation prepared by or under the direction of ... the Independent Fee Consultant." Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees with CMA, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.  The nature and quality of CMA's services, including the Fund's performance;

2.  Management fees (including any components thereof) charged by other mutual fund companies for like services;

1  CMA and CMDI are subsidiaries of Columbia Management Group, LLC ("CMG"), and are the successors to the entities named in the AOD.

2  I have no material relationship with Bank of America, CMG or any of its affiliates, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

Unless otherwise stated or required by the context, this report covers only the Atlantic Funds, which are also referred as the "Funds."

3.  Possible economies of scale as the Fund grows larger;

4.  Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.  Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.  Profit margins of CMA and its affiliates from supplying such services.

C. Organization of the Annual Evaluation

This report, like last year's, focuses on the six factors and contains a section for each factor except that CMA's costs and profits from managing the Funds are treated in a single section. In addition to a discussion of these factors, the report offers recommendations to improve the fee review process in future years. A review of the status of recommendations made in the 2008 Report is being provided separately with the materials for the October meeting.

II. Summary of Findings

A. General

1.  Based upon my examination of the information supplied by CMG in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Atlantic Fund.

2.  In my view, the process by which the proposed management fees of the Funds have been negotiated in 2009 thus far has been, to the extent practicable, at arms' length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.  The performance of the Funds has been relatively strong in recent years, although the one-year record was weaker than longer-term records. Based upon 1-, 3-, 5-, and 10-year returns through April 30, 2009, at least half of all the Funds were in the first and second performance quintiles in each of the three longest performance periods; for the one-year period, 40% of the Funds were in the top two quintiles. No more than 13% of the Funds were in the fifth quintile in any one performance period. Domestic equity, quantitative equity, and taxable fixed-income Funds were the strongest performers in 2009, while most foreign equity Funds lagged behind their competitors.

4.  Performance rankings were similar in 2008 and 2009: the 1- and 3-year rankings declined slightly over the previous year, while the 5-year rankings improved modestly. Year over year, for the 1- and 3-year periods, the performance of equity Funds, both domestic and international, declined, while that of fixed-income Funds improved. Between three-fifths to two-thirds of the Funds changed quintile rankings in 2009 in the 1-, 3-, and 5-year performance periods.

5.  The performance of the domestic equity Funds against their benchmarks was good for the 3- and 5-year performance periods. In contrast, gross returns of international equity and fixed-income Funds typically fell short of their benchmarks. The performance of equity Funds against their benchmarks was highly correlated to performance versus their peers; no such correlation was observed for fixed-income Funds.

6.  The Atlantic equity Funds' overall performance adjusted for risk was solid. Based upon 3-year returns, nearly 57% of the equity Funds had a combination of risk-adjusted and unadjusted returns that placed them in the top half of their performance universes. About one quarter of the fixed-income Funds posted high returns and low risk relative to comparable funds. Just over half of the fixed-income Funds, primarily tax-exempt Funds, took on more risk than the typical fund in their performance universes.

7.  The industry-standard procedure used by Lipper that includes all share classes in the performance universe tends to bias a Fund's ranking upward within that universe. The bias occurs because either no-12b-1 fee or low-12b-1 fee share classes of the Atlantic Funds are compared with funds in performance universes that include all share classes of multi-class funds with 12b-1 fees of up to 100 basis points. Correcting this bias by limiting the performance universe to classes of comparable funds with low or no 12b-1 fees (a "filtered universe") lowers the relative performance for the Funds, but not to a material extent. The filtering process, however, did identify one Fund for further review that had not been identified as a review fund using unfiltered universes. Conversely, two Funds that had been identified as review funds in the unfiltered universe lost that status in filtered universes.

8.  A small number of Funds have consistently underperformed over the past five years. The exact number depends on the criteria used to evaluate longer-term performance. For example, only three Funds had below-median performance in each 1- and 3-year period from 2005 to 2009.

9.  The services performed by CMG professionals beyond portfolio management, such as compliance, legal, information technology, risk management, finance, and fund administration, are critical to the success of the Funds and appear to be of high quality.

C. Management Fees Charged by Other Mutual Fund Companies

10.  The Funds' management fees and total expenses are generally low relative to those of their peers, with over half of the Funds in the most favorable two quintiles. Only 26% of the Funds ranked in the two most expensive quintiles for actual management fees, and 18% in those quintiles for total expenses. Two Funds are in the fifth quintile for total expenses; four Funds are in the fifth quintile for actual management fees.

11.  The highest concentration of low-expense Funds is found among the foreign equity Funds. The 12 former Excelsior Funds have relatively high fees and expenses, with two-thirds ranking in either the fourth or fifth quintiles for actual management fees. The higher actual management fee rankings of certain former Excelsior Funds are due in part to fee schedules that are higher than standard Columbia Fund fee schedules at current asset levels.

12.  The distribution of total expense and management fee rankings has improved over the prior two years. The implementation of the voluntary standardized cap system has contributed significantly to the improved rankings in 2009.

13.  The management fees of the Atlantic Funds are generally in line with those of Columbia Funds supervised by the Nations Board of Trustees (the "Nations Funds"). To the extent that Atlantic Funds have higher average fees in certain investment categories than Nations Funds, the difference reflects either differences in asset size, different fee structures of the former Excelsior Funds, or special circumstances of the Funds included in the investment categories.

D. Trustees' Advisory Contract Review Process

14.  The Trustees' evaluation process identified 16 Funds in 2009 for further review based upon long-standing criteria relating to their relative performance or expenses or both. When compared in filtered universes, one additional Fund met the criteria for further review. CMG provided further information about each of those Funds to assist the Trustees in their evaluation.

E. Potential Economies of Scale

15.  CMG presented to the Trustees its analysis of the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale economies for individual funds as unreliable. In its analysis, CMG did not identify specific sources of economies of scale or provide any estimates of any economies of scale that might arise from future asset growth. CMG's analysis included measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, the establishment of expense limits for each Fund, enhanced shareholder services, fund mergers, and operational consolidation.

16.  An examination of the contractual fee schedules for five Atlantic Funds shows that those with standard fee structures are generally in line with those of their competitors. The fee schedules of the former Excelsior Funds, however, have high initial fees relative to competitors but otherwise have comparable breakpoint structures.

F. Management Fees Charged to Institutional Clients

17.  CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and upon actual fees. The results show that, consistent with industry practice, actual and scheduled institutional fees are generally lower than the Funds' management fees. CMG provided additional data this year demonstrating that at small asset levels, the effective fee of certain Funds may be equal to or less than institutional fee levels at those asset levels, due to the effect of expense limits on small funds with high gross expenses. CMG also analyzed the differences between the services provided and risks borne on the one hand by a manager of mutual funds and on the other by institutional advisers, and suggested that these differences should be kept in mind when Trustees review the reasonableness of the Funds' management fees.

G. Revenues, Expenses, and Profits

18.  The activity-based cost allocation methodology employed by CMG to allocate costs, both direct and indirect, for purposes of calculating Fund profitability is thoughtful and detailed. This year, CMG further refined the technique by allocating additional indirect expenses on an activity basis.

19.  The materials provided on CMG's revenues and expenses with respect to the Funds and the methodology underlying their construction form a sufficient basis for Trustees to evaluate the expenses of and profitability to CMG arising out of its relationships with the Funds.

20.  CMG provided a firm-wide pro forma 2009 income statement demonstrating the effect of market events beginning in the fourth quarter of 2008 on its revenues and profitability to provide an additional perspective on calendar 2008 profitability data. In particular, 2008 revenues reflected the higher market prices prevailing during the first three quarters of that year, while expenses dropped due to cost cutting in the wake of the market downturn late in 2008. The continuing effects of this downturn are expected to produce a significant decline in profitability this year.

21.  In 2008, CMG's pre-tax post-distribution margin on the Atlantic Fund complex was above industry medians, based on the limited data available for publicly held mutual fund managers. However, as is to be expected in a large fund complex, some Atlantic Funds had relatively high pre-tax profit margins in 2008, when calculated solely with respect to management revenues and expenses, while other Atlantic Funds operated at a loss. There is a positive relationship between Fund size and profitability to CMG, with smaller Funds generally operating at a loss to CMG.

22.  CMG pays a fixed percentage of its management fee revenues to an affiliate, U.S. Trust, Bank of America Private Wealth Management, with respect to assets of its clients invested in Atlantic Funds to compensate it for services it performs with respect to those client assets and for the effect of state law limitations on affiliates charging multiple fees. Based on our analysis of the services provided by this affiliate, we have concluded that all payments other than those for sub-transfer agent or sub-accounting services should be treated as a distribution expense.

III. Recommendations

1)  Criteria for review. The Trustees may wish to consider modifying the criteria for identifying a Fund for further review (a "Review Fund") to include criteria that focus exclusively on performance. The Trustees' supplementary data request included one such criterion. They may also wish to consider whether it would be useful to apply CMG's own internal monitoring standards for Fund performance to the contract review process, or whether such criteria are more relevant to their ongoing investment oversight.

2)  Presentation of Review Fund discussion. CMG should consider whether it could more systematically present in one discussion all relevant information regarding each Review Fund, which is now split into several different portions of the 15(c) materials. For any Fund that has been a Review Fund in consecutive years, CMG should address under what circumstances it could reasonably be anticipated that the Fund would lose that status.

3)  Refinement of tax-exempt performance data. Certain single-state tax-exempt Funds compete in extremely small universes and are compared to a multi-state benchmark of uncertain relevance. Notwithstanding the difficulties, CMG should work to improve the reliability of the calculation of relative performance of these Funds. If that is not possible, CMG should provide guidance on how the Trustees should judge the quality of CMG's management of these Funds.

4)  Development of risk metrics for asset-allocation, tax-exempt, and money market funds. CMG has developed and shared with the Trustees quantitative risk metrics comparing equity and taxable fixed-income Funds against their peers. However, reliable risk metrics have not been developed for asset-allocation, tax-exempt fixed income, and money market funds. We urge CMG to continue its efforts to provide reliable risk measures for these categories of Funds, especially in the cases of asset-allocation and money market funds, because their investors are likely to be motivated at least in part by a desire to manage risk.

5)  Profitability data. For any period during which CMG is an affiliate of U.S. Trust, Bank of America Private Wealth Management, CMG should continue to present to the Trustees the profitability of each Fund, each investment style and each complex (of which Atlantic is one) calculated as follows:

a.  Management-only profitability should be calculated without reference to any Private Bank expense.

b.  Profitability excluding distribution (which essentially covers the management and transfer agency functions) should be adjusted by removing from the expense calculation any portion of the Private Bank payment not attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

c.  Total profitability, including distribution: No adjustment for Private Bank expenses should be made, because all such expenses represent legitimate fund expenses to be taken into account in calculating CMG's profit margin including distribution.

d.  Distribution only: This should include all Private Bank expenses other than those attributable to sub-transfer agency services.

6)  Contractual fee analysis. This year CMG presented a new Lipper report comparing the contractual management fees of Funds with those of competitors in similar investment styles. However, the reliability of the conclusion – that Fund management fee breakpoints compared favorably with competitive fee rates – was limited by the use of competitive funds at all asset levels. The sponsors of a $100 million mutual fund may not have given much thought to breakpoints at $5 billion; therefore, that fund's contractual fee at that level is unlikely to compare favorably with that of a $5 billion Fund. Limiting the competitors to the Lipper expense group, whose constituents are similar in size to the relevant Fund, would make the results more meaningful. In addition, the breakpoints of a select group of Atlantic Funds (which would differ each year) should continue to be compared to those of industry rivals to ensure that the Funds' breakpoint schedules remain within industry norms. As breakpoint schedules change relatively little each year, performing such a comparison for each Atlantic Fund each year would not be an efficient use of Trustee and CMG resources.

7)  Pro forma profitability data. In any year in which CMG or the Trustees believe that the prior year's profitability is unlikely to be representative of current business results due to changes in markets or for any other reason, CMG should, consistent with this year's practice, prepare a pro forma income statement based on year-to-date actual data and reasonable projections used for its own business planning purposes.

8)  Additional institutional data and analysis. While CMG provided a substantial amount of information on its institutional business, including a virtually complete database of all institutional accounts, we suggest some additional items for future years: (a) profitability data for the institutional business in the format, and based upon the same allocation methodologies, used to present Fund profitability, (b) an explanation of how CMA sets institutional fee breakpoints, which normally begin at asset levels far lower than those found in Fund management fee breakpoints, and (c) an analysis of differences in actual fees within specific investment categories, with special attention given to accounts established before and after the implementation of the standardized institutional fee schedules in 2005.

9)  Management fee disparities. In any future study of management fees, CMG and the Atlantic Trustees should analyze the differences in management fee schedules, including those arising out of the reorganization of the former Excelsior Funds as Atlantic Funds. As part of that analysis, CMG should provide an explanation for any significant fee differences among comparable funds across fund families sponsored by CMG, such as differences in the management styles of different Funds included the same Lipper category. Finally, if CMG proposes a management fee change or an expense cap for any mutual fund managed by CMA that is comparable to any Atlantic Fund, CMG should provide the Trustees with sufficient information about the proposal to allow the Trustees to assess the applicability of the proposed change to the relevant Atlantic Fund or Funds.

10)  Explanation of data supplied to Lipper. Each year, as part of the 15(c) process, CMG retains Lipper to compare the fees and expenses of each Fund to a group of competitors. In many cases, CMG, with the approval of the Trustees, adjusts the actual expense data, which is based on the most recent full fiscal year of the Fund (and each competitive fund) to reflect changes in fees or expense limits that occurred during or after the relevant fiscal year. This improves the reliability and usefulness of the comparison. However, to ensure that the Trustees know when and how CMG adjusted the data, we recommend that CMG prepare a table listing for each Fund what adjustments were made, e.g., to reflect a new expense limitation of x basis points that commenced on y date.

Reduction of volume of paper documents submitted. The effort to streamline and better organize the data presented to the Trustees and the process by which that data was prepared and organized continued to be well-received by all parties. Notwithstanding past success, it is always appropriate to look for opportunities to reduce and simplify the presentation of 15(c) data. One possibility would be to remove the 124 pages of biographical data, most if not all of which the Trustees have previously seen as part of their ongoing investment oversight duties, from the paper volume and post it on the Internet-based document storage and retrieval system used by the Funds to provide reference data to Trustees.

* * *

Respectfully submitted,
Steven E. Asher

COLUMBIA FUNDS SERIES TRUST I

ONE FINANCIAL CENTER, BOSTON, MASSACHUSETTS 02111-2621

- INVESTMENT ADVISOR -

COLUMBIA MANAGEMENT ADVISORS, LLC
100 FEDERAL STREET
BOSTON, MASSACHUSETTS 02110-2624

- LEGAL COUNSEL -

ROPES & GRAY LLP
ONE INTERNATIONAL PLACE
BOSTON, MASSACHUSETTS 02110-2624

- TRANSFER AGENT -

COLUMBIA MANAGEMENT SERVICES, INC.
P.O. BOX 8081
BOSTON, MASSACHUSETTS 02266-8081

SHC-44/31849-0110 (03/10) 10/B435O6

A description of the policies and procedures that the fund uses to determine how to vote proxies to its portfolio securities and a copy of the fund's voting records is available (i) on the fund's website, www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

© 2010 Columbia Management Distributors, Inc.
One Financial Center, Boston, MA 02111-2621

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were last disclosed in response to requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A) or this Item.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	March 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	March 24, 2010

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	March 24, 2010